EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on July 7, 2014 (Accession No. 0001193125-14-262018 ), to the summary prospectus and prospectus, each dated March 1, 2014, for ClearBridge Special Investment Trust, a series of Legg Mason Global Asset Management Trust.